Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2017
Trade Receivables, Other Receivables and Prepayments [Abstract]
Schedule of trade receivables
	As at December 31,
	2017	2016
Trade receivables	11,860,798	24,763,795
Bad debt provision for trade receivables	(1,359,255)	(1,280,330)
	10,501,543	23,483,465

Schedule of other receivables
	As at December 31,
	2017	2016
Other receivables	2,849	2,251
Prepayments	1,898,419	5,361,869
	1,901,268	5,364,120

Schedule of aging analysis of trade receivables
	As at December 31,
	2017	2016
Current	1,791,936	1,496,397
Past due for less than 4 months	2,721,633	9,306,568
Past due for more than 4 months	7,347,229	13,960,830
	11,860,798	24,763,795

Schedule of provision for doubtful debts
	2017	2016
As at Janaury 1	1,280,330	1,028,439
Provision provided in the year	-	331,196
Translation adjustment	78,925	(79,305)
As at December 31	1,359,255	1,280,330